Segmented Financial Information - Assets By Segment (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Assets	$ 6,377,198	$ 4,372,111
Other plant and equipment	9,228	9,474
Operating segments | Canada
Disclosure of operating segments [line items]
Assets	3,739,029	1,677,821
Operating segments | U.S.
Disclosure of operating segments [line items]
Assets	2,628,941	2,684,816
Corporate
Disclosure of operating segments [line items]
Other plant and equipment	9,228	9,474
Consolidated
Disclosure of operating segments [line items]
Assets	$ 6,377,198	$ 4,372,111